Intangible Assets, Net	6 Months Ended
Sep. 30, 2025
Intangilbe Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGILBE ASSETS, NET

As of September 30, 2025 and March 31, 2025, intangible assets, net consist of the following:

	As of	As of
	September 30,	March 31,
	2025	2025

Software	$138,468	$135,840
Patent	—	120,440,421
License	10,071,639	9,880,524
Total intangible assets	10,210,107	130,456,785
Less: accumulated amortization	(3,357,829)	(2,136,210)
Less: impairment	—	(120,440,421)
Intangible assets, net	$6,852,278	$7,880,154

For the six months ended September 30, 2025 and 2024, the amount of amortization was US$ 1,221,619 and US$16,935, respectively.

During the six months ended September 30, 2025, the Company wrote off fully impaired patents with a gross carrying amount of $122.8 million. These assets had previously been fully impaired and were deemed to have no future economic utility. This write-off had no impact on the Company’s net loss or shareholders’ equity.

No impairment loss of intangible assets was recognized for the six months ended September 30, 2025 and 2024, respectively.

The following table represent the movement of impairment:

	For the Six Months Ended September 30,
	2025	2024
Balance at the beginning of the period	$120,440,421	$—
Addition in the period	—	—
Foreign currency translation adjustments	2,329,631	—
Balance at the end of the period	$122,770,052	$—